Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

17.Inventories

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Raw materials	14,078	23,251
Work-in-progress	5,265	2,260
Finished goods	5,628	10,092
	24,971	35,603

Inventories recognized as expenses during each of the years ended December 31, 2019, 2020 and 2021 amounted to RMB144,644,000, RMB148,988,000 and RMB209,833,000 respectively, most of which are included in cost of revenue in consolidated statements of loss.